Victory Core Plus Intermediate Bond Fund Expense Example, No Redemption - Victory Core Plus Intermediate Bond Fund - Class C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 156
Expense Example, No Redemption, 3 Years	515
Expense Example, No Redemption, 5 Years	899
Expense Example, No Redemption, 10 Years	$ 1,761